Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006-1806

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

July 13, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 49 (“PEA No. 49”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The sole purpose of PEA No. 49 is to file as an Exhibit to the Registration Statement, risk/return summary information in interactive data format for the following series of the Trust: Pring Turner Dow Jones Business Cycle ETF.

I hereby certify that PEA No. 49 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.373.6799 or Laura Flores at 202.373.6101 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire